TAXATION	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
TAXATION
TAXATION

As of September 30, 2016, a net deferred tax asset of $6.4 million ($10.4 million at December 31, 2015) was recognized, principally related to the recognition of certain historical tax positions on our Indonesian operations.

As of September 30, 2016, a net deferred tax liability of $2.9 million ($1.1 million at December 31, 2015) was recognized, due to the deferred tax liability from tax depreciation in excess of the accounting depreciation for the Golar Eskimo exceeding the deferred tax asset related to net operating loss carryforwards generated from our Jordan operations.

Tax charge

The tax charge for the three and nine months ended September 30, 2016 included current tax charges in respect of our operations in the United Kingdom, Brazil and Kuwait. The Partnership does not currently incur any corporate income tax in respect of operations in Indonesia and Jordan given the availability of brought forward tax losses which can be utilized against taxable profits.

The total tax charge for the three months and nine months ended September 30, 2016 includes a net deferred tax charge of $0.6 million and $1.7 million respectively, in relation to the utilization of brought forward tax losses and tax depreciation in excess of accounting depreciation in Jordan. As a result of the deferred tax charge of $0.6 million and $1.7 million for three and nine months ended September 30, 2016 respectively, the deferred tax liability balance as of September 30, 2016 is $2.9 million.

The total tax charge for the three months and nine months ended September 30, 2016 also includes a deferred tax charge of $1.7 million and $3.9 million respectively, in relation to the utilization of the brought forward tax losses in Indonesia. As a result of the deferred tax charge of $1.7 million and $3.9 million for three and nine months ended September 30, 2016 respectively, the deferred tax asset balance as of September 30, 2016 is $6.4 million.

Uncertainty in tax positions

In 2016 the tax audits for our Indonesian operations for the years 2012 and 2013 were re-opened and concluded by the local tax authorities, with particular focus on withholding tax payments. The audit resulted in several findings in relation to late payments of withholding taxes on certain transactions, resulting in the imposition of interest and penalties. As of September 30, 2016, we recognized a provision of $3.1 million ($2.2 million at December 31, 2015) for certain risks in various jurisdictions. This provision includes interest and penalties arising from our Indonesian operations for the periods 2014 to September 30, 2016 following the conclusion of the tax audits mentioned above.